Schedule of Investments (unaudited)	iShares® MSCI Global Agriculture Producers ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
Australian Agricultural Co. Ltd.(a)	52,335	$50,230
Costa Group Holdings Ltd.	64,125	168,243
Elders Ltd.	26,325	227,099
Inghams Group Ltd.	56,115	152,892
Nufarm Ltd./Australia(a)	54,450	203,817
Select Harvests Ltd.	20,478	91,574
Tassal Group Ltd.	35,235	100,297
		994,152
Brazil — 0.6%
Adecoagro SA(a)	16,830	178,903
Sao Martinho SA	29,929	197,662
SLC Agricola SA	16,130	164,033
		540,598
Canada — 6.7%
Ag Growth International Inc.	3,195	108,012
Nutrien Ltd.	96,186	5,920,608
Rogers Sugar Inc.	15,705	73,582
Village Farms International Inc.(a)	12,105	116,035
		6,218,237
China — 2.8%
Beijing Dabeinong Technology Group Co. Ltd., Class A	45,000	57,962
China BlueChemical Ltd., Class H	292,000	91,791
China Huishan Dairy Holdings Co. Ltd.(a)(b)	295,050	0	(c)
China Modern Dairy Holdings Ltd.(a)(d)	505,000	126,242
COFCO Joycome Foods Ltd.	398,000	175,348
ENN Natural Gas Co. Ltd.	18,000	49,461
First Tractor Co. Ltd., Class H(a)	64,000	34,480
Fujian Sunner Development Co. Ltd., Class A	13,500	52,764
Heilongjiang Agriculture Co. Ltd., Class A	18,000	43,724
Henan Shuanghui Investment & Development Co. Ltd., Class A	28,700	159,101
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	61,400	391,644
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,900	50,433
Jiangxi Zhengbang Technology Co. Ltd., Class A	32,200	64,044
Muyuan Foods Co. Ltd., Class A	38,190	535,570
New Hope Liuhe Co. Ltd., Class A	45,000	107,834
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	21,080	93,097
Sinofert Holdings Ltd.	360,000	48,194
Tongwei Co. Ltd., Class A	45,600	288,564
Wens Foodstuffs Group Co. Ltd., Class A	64,520	141,810
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	13,500	35,604
		2,547,667
Egypt — 0.0%
Misr Fertilizers Production Co. SAE	7,740	35,456

France — 0.1%
Vilmorin & Cie SA	990	70,835

Germany — 0.9%
K+S AG, Registered(a)	32,355	447,166
KWS Saat SE & Co. KGaA	1,935	178,513
Suedzucker AG(d)	12,060	201,509
		827,188
Hong Kong — 1.5%
WH Group Ltd.(e)	1,632,500	1,395,225

India — 3.7%
Balrampur Chini Mills Ltd.	21,180	88,786
Security	Shares	Value

India (continued)
Bayer CropScience Ltd./India	2,256	$164,827
Chambal Fertilizers and Chemicals Ltd.	27,810	110,884
Coromandel International Ltd.	19,665	216,990
EID Parry India Ltd.(a)	12,150	70,175
Escorts Ltd.	11,385	183,692
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	13,005	67,504
Kaveri Seed Co. Ltd.	4,095	40,622
KRBL Ltd.(a)	1,431	4,121
PI Industries Ltd.	14,148	510,316
Rallis India Ltd.	13,995	60,349
Sumitomo Chemical India Ltd.	15,975	71,351
Tata Consumer Products Ltd.	101,340	927,313
UPL Ltd.	83,970	944,166
		3,461,096
Indonesia — 0.8%
Astra Agro Lestari Tbk PT	81,000	50,000
Charoen Pokphand Indonesia Tbk PT	1,246,500	588,618
Inti Agri Resources Tbk PT(a)(b)	2,230,700	7,808
Japfa Comfeed Indonesia Tbk PT	697,500	97,054
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	526,500	43,827
		787,307
Ireland — 0.1%
Origin Enterprises PLC	22,140	101,092

Israel — 1.1%
ICL Group Ltd.	118,710	857,013
Israel Corp. Ltd. (The)(a)	675	210,326
		1,067,339
Italy — 3.2%
CNH Industrial NV	172,845	2,978,143

Japan — 5.7%
Chubu Shiryo Co. Ltd.	3,000	32,255
Hokuto Corp.	3,900	68,514
Kubota Corp.	173,300	3,903,396
Kumiai Chemical Industry Co. Ltd.	13,500	101,530
Maruha Nichiro Corp.	6,800	147,796
Mitsui DM Sugar Holdings Co. Ltd.	2,400	39,638
NH Foods Ltd.	14,000	555,590
Nihon Nohyaku Co. Ltd.	7,000	33,177
Sakata Seed Corp.	4,700	158,561
Starzen Co. Ltd.	2,000	38,071
Taki Chemical Co. Ltd.	800	39,597
YAMABIKO Corp.	5,600	61,881
Yukiguni Maitake Co. Ltd.	3,100	48,529
		5,228,535
Malaysia — 1.7%
Genting Plantations Bhd	45,000	87,093
IOI Corp. Bhd	423,000	418,549
Kuala Lumpur Kepong Bhd	73,800	396,361
Leong Hup International Berhad	130,500	23,190
QL Resources Bhd	184,507	267,822
Sime Darby Plantation Bhd	292,500	321,860
United Plantations BHD	18,000	61,106
		1,575,981
Netherlands — 0.5%
ForFarmers NV	5,535	35,784
OCI NV(a)	16,065	408,694
		444,478

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Agriculture Producers ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 6.4%
Aker BioMarine ASA(a)	3,465	$33,478
Atlantic Sapphire ASA(a)	10,125	114,470
Austevoll Seafood ASA	15,345	199,891
Bakkafrost P/F	8,505	749,103
Grieg Seafood ASA(a)(d)	8,550	84,414
Leroy Seafood Group ASA	50,220	452,534
Mowi ASA	74,212	1,928,625
Norway Royal Salmon ASA	2,184	47,268
Salmar ASA	9,540	700,438
Yara International ASA	29,430	1,567,455
		5,877,676
Pakistan — 0.3%
Engro Corp. Ltd./Pakistan	46,983	95,844
Engro Fertilizers Ltd.	91,223	42,113
Fauji Fertilizer Co. Ltd.	91,089	63,396
Millat Tractors Ltd.	5,804	42,618
		243,971
Poland — 0.1%
Grupa Azoty SA(a)	8,325	78,074

Russia — 0.6%
PhosAgro PJSC, GDR	22,950	469,557
Ros Agro PLC, GDR	5,760	73,775
		543,332
Saudi Arabia — 2.0%
Al Jouf Agricultural Development Co.	2,475	59,594
Almarai Co. JSC	42,615	626,796
National Agriculture Development Co. (The)(a)	8,640	93,880
SABIC Agri-Nutrients Co.	36,045	989,720
Saudi Fisheries Co.(a)	3,240	49,158
		1,819,148
Singapore — 1.7%
Bumitama Agri Ltd.	9,024	3,101
China XLX Fertiliser Ltd.	69,000	30,720
First Resources Ltd.	94,500	95,649
Golden Agri-Resources Ltd.	1,080,000	187,660
Japfa Ltd.	67,540	44,377
Wilmar International Ltd.	326,700	1,177,174
		1,538,681
South Africa — 0.1%
Astral Foods Ltd.	6,570	69,008
Oceana Group Ltd.	13,439	70,212
		139,220
South Korea — 0.1%
Dongwon Industries Co. Ltd.	180	47,633
Harim Holdings Co. Ltd.	5,490	51,422
Namhae Chemical Corp.	3,960	34,122
		133,177
Sweden — 0.1%
Scandi Standard AB	7,650	56,377

Taiwan — 0.4%
Charoen Pokphand Enterprise	26,000	74,552
Taiwan Fertilizer Co. Ltd.	124,000	247,453
Taiwan TEA Corp.(a)	90,000	63,996
		386,001
Thailand — 0.7%
Charoen Pokphand Foods PCL, NVDR	657,000	572,446
GFPT PCL, NVDR	85,500	29,265
Security	Shares	Value

Thailand (continued)
Khon Kaen Sugar Industry PCL, NVDR(a)	252,054	$34,683
Thaifoods Group PCL, NVDR(d)	193,500	30,684
		667,078
Turkey — 0.2%
Gubre Fabrikalari TAS(a)(d)	8,464	60,720
Hektas Ticaret TAS(a)	65,381	71,840
Turk Traktor ve Ziraat Makineleri AS	2,160	46,797
		179,357
United Kingdom — 0.5%
Cranswick PLC	8,910	499,524

United States — 55.0%
AGCO Corp.	10,755	1,488,169
American Vanguard Corp.	4,545	83,583
AppHarvest Inc.(a)	9,090	151,349
Archer-Daniels-Midland Co.	94,279	6,272,382
Bunge Ltd.	23,670	2,055,029
Cal-Maine Foods Inc.	6,255	218,362
CF Industries Holdings Inc.	36,180	1,923,691
Corteva Inc.	125,685	5,718,667
Darling Ingredients Inc.(a)	27,360	1,873,066
Deere & Co.	50,310	18,166,941
FMC Corp.	21,870	2,552,010
Fresh Del Monte Produce Inc.	5,985	200,318
Hydrofarm Holdings Group Inc.(a)	1,980	123,334
Ingredion Inc.	11,310	1,073,658
Lamb Weston Holdings Inc.	24,708	2,038,163
Lindsay Corp.	1,845	303,742
Mosaic Co. (The)	60,840	2,198,758
Pilgrim’s Pride Corp.(a)	8,190	196,888
Sanderson Farms Inc.	3,375	549,281
Scotts Miracle-Gro Co. (The)	7,065	1,535,719
Toro Co. (The)	18,270	2,029,614
Vital Farms Inc.(a)	2,610	55,567
		50,808,291
Total Common Stocks — 98.7%
(Cost: $75,554,168)		91,243,236

Preferred Stocks

Chile — 1.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	22,915	1,026,352

Total Preferred Stocks — 1.1%
(Cost: $986,387)		1,026,352

Warrants

Thailand — 0.0%
Thaifoods Group PCL (Expires 05/14/24)(a)(d)	15,480	792

Total Warrants — 0.0%
(Cost: $0)		792

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Agriculture Producers ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	391,037	$391,272

Total Short-Term Investments — 0.4%
(Cost: $391,230)		391,272

Total Investments in Securities — 100.2%
(Cost: $76,931,785)		92,661,652

Other Assets, Less Liabilities — (0.2)%		(217,620)

Net Assets—100.0%		$92,444,032

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Rounds to less than $1.
(d)	All or a portion of this security is on loan.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$179,138	$212,249	(a)	$—		$(94)	$(21)	$391,272	391,037	$3,962	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	20,000	—		(20,000	)(a)	—	—	—	—	11		—
						$(94)	$(21)	$391,272		$3,973		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$59,717,865	$31,517,563	$7,808	$91,243,236
Preferred Stocks	1,026,352	—	—	1,026,352
Warrants	792	—	—	792
Money Market Funds	391,272	—	—	391,272
	$61,136,281	$31,517,563	$7,808	$92,661,652

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt	NVS	Non-Voting Shares
NVDR.	Non-Voting Depositary Receipt	PJSC	Public Joint Stock Company

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